NET LOSS PER SHARE	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
NET LOSS PER SHARE [Text Block]

19. NET LOSS PER SHARE

Basic net loss per share figures are calculated using the weighted average number of common shares outstanding. The weighted average number of common shares issued and outstanding for the year ended March 31, 2026 is 105,919,553 (2025: 102,977,860). Diluted net loss per share figures are calculated after taking into account all warrants and stock options granted. For the years ended March 31, 2026 and March 31, 2025, all stock options and warrants were excluded from the diluted per share amounts as their effect is anti-dilutive in loss periods.